Convertible Debt: Allocation of the Proceeds of Convertible Debt (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2025	Aug. 01, 2025
Fair value of the warrants issued		$ 187,000	$ 187,000
Debt Instrument, Unamortized Discount		$ (30,833)	$ (37,000)
Principal
Fair value of the warrants issued	$ 802,589
Debt Instrument, Unamortized Discount	(600,000)
Initial finance cost	$ 202,589